FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE
Schedule of fair value of held-for-sale assets determined by the price

	Fair Value Measurements at December 31, 2013 Using
Description	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses

Long-lived assets held for sale	—	40,707,051	—	(3,695,805)